Material Accounting Policies - Schedule of restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Significant Accounting Policies [Abstract]
Cash restricted by asset-backed securitizations	$ 89,340	$ 45,880
Other restricted cash	13,818	389
Total restricted cash	103,158	46,269
Current asset	20,317	11,426
Non-current asset	$ 82,841	$ 34,843